Document And Entity Information	Apr. 20, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 20, 2023
Entity Registrant Name	TerrAscend Corp.
Entity Central Index Key	0001778129
Entity Emerging Growth Company	true
Securities Act File Number	000-56363
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3610 Mavis Road
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L5C 1W2
City Area Code	855
Local Phone Number	837-7295
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
Trading Symbol	TRSSF
Security Exchange Name	NONE
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed to correct the Current Report on Form 8-K (the “Original Report”) filed by TerrAscend Corp. on April 25, 2023, which inadvertently omitted the conformed signature, company name and date on the signature page. The sole purpose of this Amendment is to add conformed signature, company name and date on the signature page. No other changes have been made to the Original Report.